Business Segments - Reconciliation of Adjusted EBITDA to Net Income (Loss) Attributable to Hilton Stockholders (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting [Abstract]
Adjusted EBITDA									$ 1,840	$ 1,607	$ 2,210		$ 1,956		$ 1,753
Net income attributable to noncontrolling interests									(8)	(9)	(45)		(7)		(2)
Gain (loss) on foreign currency transactions									41	(43)	(45)		23		(21)
FF&E replacement reserve									(32)	(29)	(46)		(68)		(57)
Share-based compensation expense									(25)	(5)	(313)		(50)		(19)
Impairment losses											0		(54)		(20)
Equity Method Investment, Other than Temporary Impairment													(19)		(141)
Gain on debt extinguishment											229		0		0
Other gain (loss), net									38	5	7		15		19
Other adjustment items									(41)	(56)	(76)	[1]	(64)	[1]	(51)	[1]
EBITDA									1,813	1,470	1,921		1,732		1,461
Interest expense									(467)	(401)	(620)		(569)		(643)
Interest expense included in equity in earnings (losses) from unconsolidated affiliates									(8)	(10)	(13)		(13)		(12)
Income tax benefit (expense)									(331)	(192)	(238)		(214)		59
Depreciation and amortization									(470)	(455)	(603)		(550)		(564)
Depreciation and amortization included in equity in earnings (losses) from unconsolidated affiliates									(22)	(23)	(32)		(34)		(48)
Net income (loss) attributable to Hilton Stockholders	$ 26	$ 200	$ 155	$ 34	$ 61	$ 177	$ 66	$ 48	$ 515	$ 389	$ 415		$ 352		$ 253

[1]	Represents adjustments for legal expenses, severance and other items.